Prepayment and Other Current Assets, Net (Tables)	6 Months Ended
Jun. 30, 2025
Prepayment and Other Current Assets, Net [Abstract]
Schedule of Prepayments and Other Current Assets

The following is a summary of prepayments and other current assets:

	December 31, 2024	June 30, 2025
	RMB	RMB
		(Unaudited)
Deductible VAT	365	1,418
Deposits	2,785	3,137
Receivables due from third-party online payment platforms	480	2
Staff advances	588	306
Prepaid promotion expenses	8,082	5,104
Receivable from borrowers for the guarantee payment to commercial bank	18,163	18,163
Others	4,405	167,657
Less: provisions for prepayment and other current assets	(19,917)	(19,917)
Total prepayment and other current assets, net	14,951	175,870